EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended										0 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013		Jan. 31, 2013		Nov. 30, 2012		Jul. 31, 2012		Apr. 30, 2011		Sep. 10, 2014	Mar. 28, 2014	Feb. 07, 2013	Nov. 08, 2012	Jul. 19, 2012	Dec. 31, 2011	Oct. 19, 2011
Equity offerings of subsidiaries:
Net proceeds for shares issued	$ 660,947,000	$ 0	$ 660,947,000	$ 0	$ 0
Net Proceeds From Issuance Of Common Units			(660,947,000)
Golar LNG Partners
Equity offerings of subsidiaries:
Number of Common Units Issued by Golar LNG Partners						5,100,000	[1]	3,900,000	[1]	4,300,000	[1]	6,325,000	[1]	13,800,000	[1]
Number of Common Units Issued to the Company						0		416,947		1,524,590		969,305		9,327,254
Offering Price (USD per share)				$ 29.10		$ 29.10		$ 29.74		$ 30.50		$ 30.95		$ 22.50
Gross Proceeds From Issuance Of Common Units						148,410,000	[2]	115,986,000	[2]	131,150,000	[2]	188,485,000	[2]	310,500,000	[2]
Net Proceeds From Issuance Of Common Units						147,313,000		115,224,000		129,981,000		187,138,000		287,795,000
Company's Ownership in Golar Partners after the Offering						41.40%	[3]	50.90%	[3]	54.10%	[3]	57.50%	[3]	65.40%	[3]
Principal Shareholder
Equity offerings of subsidiaries:
Percentage shareholders' ownership before transaction		36.20%														36.20%
Percentage shareholders' ownership after transaction		2.00%														1.90%
Retained investment in subsidiary | Golar LNG Partners | Golar Igloo
Equity offerings of subsidiaries:
Sales price			156,000,000														156,001,000
Less: Net assets transferred			(112,700,000)														(310,000,000)
Excess of sales price over net assets transferred			43,300,000
Additions to Golar's stockholders' equity and noncontrolling interest			0
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration																	310,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment																	3,700,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed																	161,300,000
Interest rate swap asset assumed																	3,600,000
Retained investment in subsidiary | Golar LNG Partners | Golar Maria
Equity offerings of subsidiaries:
Sales price				127,900,000		127,900,000												127,900,000
Less: Net assets transferred				(45,600,000)		(45,600,000)											(112,714,000)	(45,630,000)
Excess of sales price over net assets transferred			82,300,000	82,300,000		82,300,000											43,287,000	82,270,000
Additions to Golar's stockholders' equity and noncontrolling interest				0		0
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration																		215,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment																		5,500,000
Swap Liability Assumed																		3,100,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed																		89,500,000
Retained investment in subsidiary | Golar LNG Partners | Golar Grand
Equity offerings of subsidiaries:
Sales price					176,800,000														176,800,000
Less: Net assets transferred					(43,100,000)
Excess of sales price over net assets transferred					133,700,000
Additions to Golar's stockholders' equity and noncontrolling interest					88,300,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration																			265,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment																			2,600,000
Capital lease obligation assumed																			90,800,000
Retained investment in subsidiary | Golar LNG Partners | NR Satu
Equity offerings of subsidiaries:
Sales price					388,000,000															388,000,000
Less: Net assets transferred					(255,700,000)
Excess of sales price over net assets transferred					132,300,000
Additions to Golar's stockholders' equity and noncontrolling interest					85,800,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration																				385,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment																				3,000,000
Vendor financing amount																				(155,000,000)
Equity offering financing amount																				(230,000,000)
Retained investment in subsidiary | Golar LNG Partners | Golar Freeze
Equity offerings of subsidiaries:
Sales price																					231,300,000	231,300,000
Less: Net assets transferred																					(65,500,000)
Excess of sales price over net assets transferred																					165,800,000
Additions to Golar's stockholders' equity and noncontrolling interest																					96,700,000
Percentage ownership transferred																						100.00%
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration																						330,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment																						9,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed																						108,000,000
Vendor financing amount																						(222,300,000)
Common Stock
Equity offerings of subsidiaries:
Number of common units issued (in shares)	12,650,000	32,000,000
Offering price (USD per share)	$ 54	$ 58.50
Gross proceeds of shares issued	683,100,000
Net Proceeds From Issuance Of Common Units			$ (12,650,000)
Common Stock | Underwriter's Option
Equity offerings of subsidiaries:
Number of common units issued (in shares)	1,650,000	4,173,913

[1]	Pertains to common units issued by Golar Partners to the public.
[2]	Represents gross and net proceeds from Golar Partners' public offering (excluding proceeds received from Golar's participation in the concurrent private placement).
[3]	Includes our general partner interest in Golar Partners.